RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	June 30, 2026	December 31, 2025	Weighted Average Interest Rate	Maturity (Calendar Year)
Loans issued to a director in 2023	$103,400	$103,400	24.0%	2023
Loan issued to a director in 2024	20,250	20,250	24.0%	2025
Funded loans payable - related party principal	123,650	123,650
Less: Unamortized debt-issuance costs and discounts	-	-
Loans payable - related party - current	$123,650	$123,650

Table 20: Details of Loans Payable - Related Party
	As of December 31,
	2025	2024	Weighted Average Interest Rate	Maturity (Calendar Year)
Loans issued to directors in 2023	$103,400	$130,900	24.0%	2023
Loan to a director issued in 2024	20,250	20,250	24.0%	2025
Funded loans payable - related party principal	123,650	151,150
Less: Unamortized debt-issuance costs and discounts	-	(3,062)
Loans payable - related party - current	$123,650	$148,088